UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:                                                         Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments

March 31, 2009 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-96.70%
Israel-95.92%

Aerospace & Defense-2.22%
Azimuth Technologies Ltd.	75,000	$23,168
Elbit Systems Ltd.	7,000	334,730
FMS Enterprises Migun Ltd.	19,498	452,891
Rabintex Industries Ltd.†	88,200	93,007
		903,796
Airlines-0.15%
El AL Israel Airlines	275,000	60,456

Beverages-0.09%
Mayanot Eden Ltd.†	40,000	35,428

Capital Markets-1.60%
IBI Investment House Ltd.	100,000	484,539
Poalim IBI Management	112,600	165,028
		649,567
Chemicals-8.38%
Israel Chemicals Ltd.	292,000	2,368,511
Makhteshim-Agan Industries Ltd.	247,500	1,042,482
		3,410,993
Commercial Banks-14.20%
Bank Hapoalim Ltd.†	1,085,000	1,999,154
Bank Leumi Le-Israel Ltd.	1,175,000	2,347,604
F.I.B.I. Holdings Ltd.†	32,273	229,533
First International Bank of Israel Ltd.†	100,000	137,382
Israel Discount Bank Ltd., Class A	950,000	709,741
United Mizrahi Bank Ltd.	74,900	361,828
		5,785,242
Commercial Services & Supplies-0.53%
Leadcom Integrated Solutions Ltd.†	250,000	16,548
Tefen Industrial Engineering & Management & Systems Analysis Ltd.†	93,250	197,534
		214,082
Communications Equipment-2.42%
AudioCodes Ltd.†	73,822	85,036
Internet Gold-Golden Lines Ltd.†	23,750	116,442
NICE Systems Ltd., ADR†	20,000	497,200
RADWARE Ltd.†	49,300	286,926
		985,604

Construction & Engineering-3.33%
Housing & Construction Holdings Ltd.†	1,212,500	1,020,437
Maman Cargo Terminals & Handling Ltd.	47,756	45,486
Minrav Holdings Ltd.†	6,403	288,157
		1,354,080
Diversified Financial Services-3.79%
Ampal-American Israel Corp., Class A†	126,800	216,828
Habas†	76,578	133,913
Kardan Israel Ltd.†	14,334	17,566
Kardan NV	70,606	176,815
Marathon Investments Ltd.†	100,000	31,872
Polar Investments Ltd.†	31,000	126,246
The Israel Corp., Ltd.	2,705	837,831
		1,541,071
Diversified Telecommunication Services-7.26%
Bezeq Israeli Telecommunication Corporation Ltd.	1,882,500	2,952,910

Electrical Equipment & Instruments-4.61%
Electra (Israel) Ltd.	3,750	302,939
Elron Electronic Industries Ltd.†	69,505	172,447
Melta Inter Industry Ltd.	162,500	212,250
Nisko Industries (1992) Ltd.†	50,000	103,574
Orbotech, Ltd.†	79,255	300,376
PCB Technologies Ltd.	30,000	13,302
Priortech Ltd.†	112,500	125,029
Rapac Electronics Ltd.	107,500	278,917
Starlims Technologies Ltd.	42,500	213,299
Telsys Ltd.†	42,500	153,166
		1,875,299
Food & Staples Retailing-0.24%
Blue Square-Israel Ltd.	10,000	59,613
Gan Shmuel Food Industries	16,940	38,973
		98,586
Health Care Equipment & Supplies-0.52%
Medtechnica Ltd.	39,860	162,356
Shamir Optical Industry Ltd.†	15,082	49,076
		211,432
Health Care Technology-0.13%
Procognia (Israel) Ltd.†	600,000	53,460

Household Durables-1.84%
Africa Israel Investments Ltd. (Shares 0.1)	13,500	119,032
Elco Holdings Ltd.	115,000	631,229
		750,261
Household Products-0.63%
Albaad Massuot Yitzhak Ltd.	31,994	254,747

Industrial Conglomerates-3.41%
Clal Industries Ltd.	177,500	403,928
Delek Group Ltd.	3,875	330,531
Discount Investment Corporation	21,500	225,590
Granite Hacarmel Investments Ltd.†	63,973	101,679
IDB Holding Corporation Ltd.	11,464	169,869
Koor Industries Ltd.†	10,000	155,772
		1,387,369
Insurance-7.34%
Clal Insurance Enterprise Holdings Ltd.	50,000	343,346
Harel Insurance Investments Ltd.	106,221	2,510,749
Menorah Mivtachim Holdings Ltd.†	15,000	82,552
Migdal Insurance & Financial Holding Ltd.	62,500	50,744
		2,987,391
Investment & Holding Companies-0.49%
Kaman Holdings Mendelson Group Ltd.	72,178	120,222
Molodan Ltd.†	95,000	78,783
The Renaissance Fund LDC†‡	60	1,262
		200,267
Machinery-0.22%
Plasson Ltd.	7,000	90,200

Metals & Mining-0.78%
Africa Israel Industries Ltd.	6,500	217,343
Scope Metals Group Ltd.	17,500	100,219
		317,562
Oil, Gas & Consumable Fuels-0.64%
Jerusalem Oil Exploration Ltd.†	21,250	162,972
Oil Refineries Ltd.	300,000	97,651
		260,623
Paper & Forest Products-0.64%
Hadera Paper Ltd.†	6,602	259,066

Pharmaceuticals-12.67%
Bioline RX Ltd.†	540,357	179,817
DeveloGen AG^^†	50	33
Perrigo Co.	46,750	1,203,624
Teva Pharmaceutical Industries Ltd., ADR	83,820	3,776,091
		5,159,565
Real Estate Management & Development-3.18%
Africa Israel Properties Ltd.†	8,500	78,109
Airport City Ltd.†	7,500	16,957
Elbit Imaging Ltd.	16,750	252,314
Gazit Globe (1982) Ltd.	85,000	377,639

Industrial Buildings Corporation Ltd.	270,000		320,588
Jerusalem Economic Corporation Ltd.†	47,250		204,888
Mishorim Development Group†	35,000		42,109
			1,292,604
Road & Rail-0.95%
Dan Vehicle & Transportation	86,567		363,452
Raval ACS Ltd.	42,011		22,340
			385,792
Semiconductor & Semiconductor Equipment-0.52%
Camtek Ltd.†	29,400		10,290
DSP Group Inc.†	46,781		202,094
			212,384
Software-2.66%
Babylon Ltd.†	50,000		49,130
Check Point Software Technologies Ltd.†	11,853		263,255
ECtel Ltd.†	899		360
Formula Systems (1985) Ltd.	83,713		385,942
Jacada Ltd.†	12,500		40,000
MIND C.T.I. Ltd.	72,200		58,482
ORT Technologies Ltd.	56,250		286,168
			1,083,337
Specialty Retail-0.46%
Dor Alon Energy in Israel (1988) Ltd.	11,500		84,890
Golf & Co., Ltd.	27,500		103,614
			188,504
Textiles, Apparel & Luxury Goods-0.42%
Fox Wizel Ltd.	75,000		147,410
Tefron Ltd.	5,972		23,220
			170,630
Venture Capital-9.60%
ABS GE Capital Giza Fund, L.P.†‡	1,250,001	*	87,663
Advent Israel (Bermuda) L.P.†‡	1,682,293	*	40,503
BPA Israel Ventures LLC#†‡	1,674,588	*	700,827
Concord Ventures II Fund, L.P.†‡	2,000,000	*	487,844
Delta Fund I, L.P.†‡	250,440	*	139,324
Giza GE Venture Fund III L.P.†‡	1,250,000	*	305,975
K.T. Concord Venture Fund L.P.†‡	1,000,000	*	109,455
Neurone Ventures II, L.P.#†‡	686,184	*	181,714
Pitango Fund II LLC†‡	1,000,000	*	128,793
SVE Star Ventures Enterprises GmbH & Co. No. IX KG†‡	2,001,470	*	944,212
Walden-Israel Ventures III, L.P.#†‡	1,249,188	*	780,930
			3,907,240
Total Israel
(Cost $53,051,050)			39,039,548

Global-0.78%

Venture Capital-0.78%
Emerging Markets Ventures I, L.P.#†‡
(Cost $860,088)	2,237,292	*	317,427

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $53,911,138)			39,356,975

	Principal Amount (000’s)

SHORT-TERM INVESTMENT-1.84%

United Kingdom-1.84%
Citibank London, overnight deposit, 0.10%, 04/01/09 (Cost $748,000)	$748	748,000

TOTAL INVESTMENTS-98.54% (Cost $54,659,138)		40,104,975

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES-1.46%		596,223

NET ASSETS-100.00%		$40,701,198

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

^^

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of March 31, 2009, the aggregate amount of open commitments for the Fund is $1,077,748.
*	Represents contributed capital.
ADR	American Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At March 31, 2009, the Fund held 10.38% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $10,808,639 and fair value of $4,225,962. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 3/31/09	Percent of Net Assets	Distributions Received	Open Commitments

ABS GE Capital Giza Fund, L.P.	02/03/98 - 02/13/02	$985,303	$87,663	0.21	$1,660,765	$—

Advent Israel (Bermuda) L.P.	06/16/93 - 01/16/98	1,436,643	40,503	0.10	3,851,769	—

BPA Israel Ventures LLC	10/05/00 - 12/09/05	1,160,529	700,827	1.72	97,293	625,412

Concord Ventures Fund II, L.P.	09/29/00 - 12/15/06	1,316,619	487,844	1.20	129,290	—

Delta Fund I, L.P.	11/15/00 - 03/28/07	167,473	139,324	0.34	57,937	—

Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	860,088	317,427	0.78	2,443,399	262,708

Giza GE Venture Fund III, L.P.	1/31/00 - 11/23/06	828,929	305,975	0.75	329,171	—

K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	595,042	109,455	0.27	660,194	—

Neurone Ventures II, L.P.	11/24/00 - 03/20/09	187,218	181,714	0.45	297,649	63,816

Pitango Fund II LLC	10/31/96 - 08/01/01	388,547	128,793	0.32	1,175,618	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/08/08	1,536,591	944,212	2.32	380,279	—

The Renaissance Fund LDC	03/30/94 - 03/21/97	193,756	1,262	0.00	586,059	—

Walden-Israel Ventures III, L.P.	02/23/01 - 11/02/06	759,901	780,930	1.92	942,976	125,812

Total		$10,416,639	$4,225,929	10.38	$12,612,399	$1,077,748

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 –	quoted prices in active markets for identical investments
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$5,785,702	$—
Level 2 - Other Significant Observable Inputs	30,093,311	—
Level 3 - Significant Unobservable Inputs	4,225,962	—
Total	$40,104,975	$—

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/08	$4,973,686	$—
Accrued discounts/premiums	—	—
Realized gain/loss and change in unrealized depreciation	(760,096)	—
Net purchases/sales	12,372	—
Net transfers in and/or out of Level 3	—	—
Balance as of 03/31/09	$4,225,962	$—

Net change in unrealized depreciation from Investments still held as of 03/31/09	(760,096)	—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $54,659,138, $9,961,841, $(24,516,004) and $(14,554,163), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009